Deposits and Prepayments (Tables)	12 Months Ended
Dec. 31, 2023
Deposits and Prepayments [Abstract]
Schedule of Deposits and Prepayments
	December 31, 2023	December 31, 2022
	EUR	EUR
Deposits – outside parties	3,813	39,193
Prepayments – related parties	-	96,744
Prepayments – outside parties	67,909	42,834
	71,722	178,771